Group Information	12 Months Ended
Dec. 31, 2023
Disclosure of Group Information [Abstract]
Group Information

25. GROUP INFORMATION

A. Related parties

Details of transactions and balances with related parties are as follows:

	Year ended December 31, 2023
(In Thousand Euros)	Shareholders	Joint Venture	Key management	Total
Statement of profit or loss
Revenue	328	—	—	328
Statement of financial position
Accounts receivables and accounts payables	369	—	—	369

	Year ended December 31, 2022
(In Thousand Euros)	Shareholders	Joint Venture	Key management	Total
Statement of profit or loss
Revenue	67	—	—	67
Interest	—	47	—	47
Impairment of financial assets	—	(1,945)	—	(1,945)
Statement of financial position
Loans granted to Joint Venture (see note 13)	—	1,411	—	1,411
Receivables from Joint Venture (see note 13)	—	534	—	534
Impairment of financial assets	—	(1,945)	—	(1,945)

	Year ended December 31, 2021
(In Thousand Euros)	Shareholders	Joint Venture	Key management	Total
Statement of profit or loss
Interest on shareholder and other loans	3	61	—	64

Only revenues to shareholders holding a minimal interest in the Group of 50% has been disclosed as a related party transaction in accordance with IAS 24 definitions.

In connection with the June 2023 private placement of Class A Shares, Enric Asuncion Escorsa purchased 387,597 Class A Shares, Orilla Asset Management, S.L. purchased 7,751,938 Class A Shares, AM Gestio, S.L. purchased 1,937,985 Class A Shares, Consilium, S.L. purchased 6,429,330 Class A Shares, Anangu Corp, S.L. purchased 387,597 Class A Shares and Black Label Equity I SCR, S.A. purchased 1,937,985 Class A Shares, in each case, at price of $2.58 per share.

In connection with the December 2023 private placement of Class A Shares, Enric Asuncion Escorsa purchased 65,574 Class A Shares, Orilla Asset Management, S.L. purchased 327,869 Class A Shares and Inversiones Financieras Perseo, S.L. purchased 98,361 Class A Shares, in each case, at price of $3.05 per share.

In connection with the December 2022 private placement a Class A shares, Enric Asunción Escorsa purchased 921,053 Class A shares, Orilla Asset Management, S.L. purchased 3,759,399 Class A shares, AM Gestió, S.L. purchased 751,880 Class A shares and each of Infisol 3000, S.L., Inversiones Financieras Perseo, S.L. and Anangu Grup, S.L. purchased 375,940 Class A shares, in each case, at price of $5.32 per share, the same terms of other investors.

B. Remuneration of Directors and Key Management

The remuneration expenses recorded for the members of the Board of Directors in 2023, 2022 and 2021 are as follows:

	Year ended December 31,
(thousand Euros)	2023	2022	2021
Short-term benefits	436	774	770
Cost of non-executive directors	424	303	71
Share-based payment plan expenses	1,078	6,146	—
Total	1,938	7,223	841

Details of the remuneration expenses recorded for the Company’s senior management (excluding the executive members of the Board of Directors) are as follows:

	Year ended December 31,
(thousand Euros)	2023	2022	2021
Short-term benefits	1,724	1,908	2,151
Termination benefits	14	206	—
Share-based payment plan expenses	2,863	13,842	1,756
Total	4,601	15,956	3,907

No expenses for post-employment benefits were incurred during 2023, 2022 and 2021.

At December 31, 2023 and 2022 the group had no pension or life insurance obligations with members of senior management.

At December 31, 2023 and 2022 no advances or loans had been granted to members of senior management, nor had the Company extended any guarantees on their behalf.

During 2023, public liability insurance premiums of Euros 996 thousand (Euros 1,580 thousand in 2022) had been incurred to be covered for damages or losses that may be incurred by directors in the performance of their duties. These insurance premiums do however not form part of the remuneration of the Directors and has therefore not be included in the table above.